LONG-TERM DEBT, NET	9 Months Ended
Sep. 30, 2021
Debt Disclosure [Abstract]
LONG-TERM DEBT, NET
8.	LONG-TERM DEBT, NET
Long-term debt, net consisted of the following:

	September 30,	December 31,
	2021	2020
Senior Notes
2021 5.000% Studio City Notes, due 2029 (net of unamortized deferred financing costs and original issue premiums of $4,936)	$1,095,064	$—
2020 6.000% SC Notes, due 2025 (net of unamortized deferred financing costs of $3,888 and $4,566, respectively)	496,112	495,434
2020 6.500% SC Notes, due 2028 (net of unamortized deferred financing costs of $4,326 and $4,738, respectively)	495,674	495,262
2019 7.250% Studio City Notes, due 2024 (net of unamortized deferred financing costs of $6,165)	—	593,835
Credit Facilities
2016 Studio City Credit Facilities (1)	128	129

	$2,086,978	$1,584,660

Note

(1)
As of September 30, 2021 and December 31, 2020, the unamortized deferred financing costs related to the 2016 SC Revolving Credit Facility of the
2016 Studio City Credit Facilities of $403 and $440 are included in long-term prepayments, deposits and other assets in the accompanying condensed consolidated balance sheets, respectively.

Senior Notes
2021 5.000% Studio City Notes
On January 14, 2021, Studio City Finance issued $750,000 in aggregate principal amount of 5.000% senior notes due January 15, 2029 at an issue price of 100% of the principal amount (the “First 2021 5.000% Studio City Notes”); and on May 20, 2021, Studio City Finance further issued $350,000 in aggregate principal amount of 5.000% senior notes due January 15, 2029 at an issue price of 101.50% of the principal amount (the “Additional 2021 5.000% Studio City Notes”). The Additional 2021 5.000% Studio City Notes are consolidated and form a single series with the First 2021 5.000% Studio City Notes (the “2021 5.000% Studio City Notes”). The interest on the 2021 5.000% Studio City Notes is accrued at a rate of 5.000% per annum, payable semi-annually in arrears on January 15 and July 15 of each year, and commenced on July 15, 2021. The 2021 5.000% Studio City Notes are general obligations of Studio City Finance, rank equally in right of payment to all existing and future senior indebtedness of Studio City Finance, rank senior in right of payment to any existing and future subordinated indebtedness of Studio City Finance and are effectively subordinated to all of Studio City Finance’s existing and future secured indebtedness to the extent of the value of the property and assets securing such indebtedness.
The net proceeds from the offering of the 2021 5.000% Studio City Notes were partially used to fund the Conditional Tender Offer and the Redemption (as described below) of the 2019 7.250% Studio City Notes; and with the remaining balance to partially fund the capital expenditures of the remaining development project at Studio City and for general corporate purposes.

All of the existing subsidiaries of Studio City Finance and any other future restricted subsidiaries that provide guarantees of certain specified indebtedness (including the 2016 Studio City Credit Facilities) (the “2021 5.000% Studio City Notes Guarantors”) jointly, severally and unconditionally guarantee the 2021 5.000% Studio City Notes on a senior basis (the “2021 5.000% Studio City Notes Guarantees”). The 2021 5.000% Studio City Notes Guarantees are general obligations of the 2021 5.000% Studio City Notes Guarantors, rank equally in right of payment to all existing and future senior indebtedness of the 2021 5.000% Studio City Notes Guarantors and rank senior in right of payment to any existing and future subordinated indebtedness of the 2021 5.000% Studio City Notes Guarantors. The 2021 5.000% Studio City Notes Guarantees are effectively subordinated to the 2021 5.000% Studio City Notes Guarantors’ obligations under all existing and any future secured indebtedness to the extent of the value of such property and assets securing such indebtedness.
At any time prior to January 15, 2024, Studio City Finance has the options i) to redeem all or a portion of the 2021 5.000% Studio City Notes at a “make-whole” redemption price; and ii) to redeem up to 35% of the 2021 5.000% Studio City Notes with the net cash proceeds of certain equity offerings at a fixed redemption price. Thereafter, Studio City Finance has the option to redeem all or a portion of the 2021 5.000% Studio City Notes at any time at fixed redemption prices that decline ratably over time. Further, under certain circumstances and subject to certain exceptions as more fully described in the indenture governing the 2021 5.000% Studio City Notes, Studio City Finance also has the option to redeem in whole, but not in part the 2021 5.000% Studio City Notes at fixed redemption prices. In certain events that relate to the gaming subconcession of Melco Resorts Macau and subject to certain exceptions as more fully described in the indenture governing the 2021 5.000% Studio City Notes, each holder of the 2021 5.000% Studio City Notes will have the right to require Studio City Finance to repurchase all or any part of such holder’s 2021 5.000% Studio City Notes at a fixed redemption price.
The indenture governing the 2021 5.000% Studio City Notes contains certain covenants that, subject to certain exceptions and conditions, limit the ability of Studio City Finance and its restricted subsidiaries to, among other things: (i) incur or guarantee additional indebtedness; (ii) make specified restricted payments; (iii) issue or sell capital stock; (iv) sell assets; (v) create liens; (vi) enter into agreements that restrict the restricted subsidiaries’ ability to pay dividends, transfer assets or make intercompany loans; (vii) enter into transactions with shareholders or affiliates; and (viii) effect a consolidation or merger. The indenture governing the 2021 5.000% Studio City Notes also contains conditions and events of default customary for such financings.
There are provisions under the indenture governing the 2021 5.000% Studio City Notes that limit or prohibit certain payments of dividends and other distributions by Studio City Finance and its restricted subsidiaries to companies or persons who are not Studio City Finance or restricted subsidiaries of Studio City Finance, subject to certain exceptions and conditions. As of September 30, 2021, the net assets of Studio City Finance and its restricted subsidiaries of approximately $1,035,000 were restricted from being distributed under the terms of the 2021 5.000% Studio City Notes.
On July 26, 2021, the 2021 5.000% Studio City Notes which were originally listed on the Official List of the Singapore Exchange Securities Trading Limited, were also listed on the Chongwa (Macao) Financial Asset Exchange Co., Limited.

2019 7.250% Studio City Notes
On January 4, 2021, Studio City Finance initiated a

conditional tender offer (the “Conditional Tender Offer”) to purchase for cash any and all of the outstanding 2019 7.250% Studio City Notes with accrued interest. The Conditional Tender Offer was conditional upon, among other things, Studio City Finance raising sufficient funding from the completion of one or more financing transactions, together with cash on hand, to fund the purchase of validly tendered notes. The Conditional Tender Offer expired on January 11, 2021 with $347,056 aggregate principal amount of the 2019 7.250% Studio City Notes tendered.
On January 14, 2021, Studio City Finance issued $750,000 in aggregate principal amount of the First 2021 5.000% Studio City Notes. The net proceeds from the offering of the First 2021 5.000% Studio City Notes were used to fund the Conditional Tender Offer, and, on February 17, 2021, redeem the 2019 7.250% Studio City Notes in aggregate principal amount of $252,944 which remained outstanding following the completion of the Conditional Tender Offer, together with accrued interest (the “Redemption”).
In connection with the full redemption of the 2019 7.250% Studio City Notes, the Company recorded a loss on extinguishment of debt of $28,817 during the nine months ended September 30, 2021.
Credit Facilities
2016 Studio City Credit Facilities
On March 15, 2021, Studio City Company amended the terms of the 2016 Studio City Credit Facilities, including the extension of the maturity date for the 2016 SC Term Loan Facility and the 2016 SC Revolving Credit Facility from November 30, 2021 to January 15, 2028 (the “Extended Maturity Date”). The 2016 SC Term Loan Facility shall be repaid at the Extended Maturity Date with no interim amortization payments. The 2016 SC Revolving Credit Facility is available up to the date that is one month prior to the 2016 SC Revolving Credit Facility’s Extended Maturity Date. Changes have also been made to the covenants in order to align them with those of certain other financings at Studio City Finance, including amending the threshold sizes and measurement dates of the covenants.
During the nine months ended September 30, 2021, other than above, there was no significant change to the long-term debt as disclosed in the Company’s consolidated financial statements as of December 31, 2020.